Institutional Investment Manager Filing this Report:
Name: David Allen
Address: 3100 Oak Road, Suite 380 Walnut Creek, CA 94597
Form 13F File Number: 028-13979


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name: David Allen
Title: Chief Compliance Officer
Phone: 925-930-2882

Signature, Place, and
Date of Signing:

David Allen

Walnut Creek, CA

02/14/12

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number          Name
028-13979	   	David Allen





FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included
Managers: NONE
Form 13F Information Table Entry
Total: 57
Form 13F Information Table Value
Total: 267094 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Barclays 1-3 Yr Credit Bond ET COM              464288646     6634    63665 SH       Sole                    20485             43180
                                                              7358    70613 SH       Defined                                   70613
Barclays 1-3 year Treasury ETF COM              464287457    10961   129720 SH       Sole                    46395             83325
                                                             19519   231000 SH       Defined                                  231000
Barclays Aggregate Bond Fund - COM              464287226     4565    41410 SH       Sole                     7160             34250
                                                              1819    16500 SH       Defined                                   16500
Barclays Int'l Treasury Bond F COM              78464A516      535     9100 SH       Sole                                       9100
Corporate Bond Fund - iShares  COM              464287242     1679    14760 SH       Sole                     3160             11600
                                                              2275    20000 SH       Defined                                   20000
EM Fixed Income ETF -Wisdomtre COM              97717X867     3952    81241 SH       Sole                    28691             52550
                                                              4864   100000 SH       Defined                                  100000
Peritus High Yield ETF - Advis COM              00768Y503     2877    60545 SH       Sole                    15955             44590
                                                              7176   151002 SH       Defined                                  151002
Senior Loan ETF - Powershares  COM              73936q769     1484    62345 SH       Defined                                   62345
US Intermediate Term Credit ET COM              464288638     3186    29725 SH       Sole                     3690             26035
DB Commodity Index - Powershar COM              73935s105     6179   230200 SH       Defined                                  230200
Managed Futures ETF - Wisdomtr COM              97717W125     2067    45710 SH       Sole                     1170             44540
US Commodity Index ETF         COM              911717106     2636    45157 SH       Sole                    10427             34730
Apache Corp                    COM              037411105      337     3725 SH       Sole                     3725
Apple Inc                      COM              037833100     1061     2620 SH       Sole                     2620
Citigroup Inc                  COM              172967424      414    15750 SH       Sole                    15750
DJ Select Dividend ETF -iShare COM              464287168      414     7700 SH       Sole                     7700
Exxon Mobil Corp               COM              30231G102      273     3225 SH       Sole                     3225
Freeport McMoran Copper & Gold COM              35671D857      368    10000 SH       Sole                    10000
Goldman Sachs Group Inc        COM              38141G104      213     2360 SH       Sole                     2360
High Quality S&P 500 - Powersh COM              73935X682     2394   170628 SH       Sole                    25110            145518
Hovnanian Enterprises Inc.     COM              442487203       40    27450 SH       Sole                    27450
S&P 500 - iShares              COM              464287200    29730   236025 SH       Sole                   188570             47455
S&P 500 Index ETF - Spdr       COM              78462F103    20547   163725 SH       Sole                    95825             67900
Schlumberger Ltd               COM              806857108      297     4350 SH       Sole                     4350
America Movil                  COM              02364w105     9234   408568 SH       Defined                                  408568
Australia ETF - iShares        COM              464286103     2592   120912 SH       Sole                    80945             39967
Brazil ETF - iShares           COM              464286400     2320    40420 SH       Sole                    26620             13800
Canada ETF - iShares           COM              464286509     4468   167967 SH       Sole                   111910             56057
China 25 ETF - iShares         COM              464287184    10951   314041 SH       Sole                   241005             73036
France ETF - iShares           COM              464286707      659    33673 SH       Sole                    24070              9603
Germany ETF - iShares          COM              464286806      568    29535 SH       Sole                    21050              8485
Japan ETF - iShares            COM              464286848     1917   210438 SH       Sole                   131897             78541
Korea ETF - iShares            COM              464286772    17096   327141 SH       Sole                   252350             74791
Malaysia ETF - iShares         COM              464286830      522    38967 SH       Sole                    24300             14667
Mexico ETF - iShares           COM              464286822     9828   182805 SH       Sole                   142175             40630
Russia ETF - iShares           COM              46429B705    12704   607565 SH       Sole                   473095            134470
Singapore ETF - iShares        COM              464286673      668    61720 SH       Sole                    39655             22065
South Africa ETF - iShares     COM              464286780    12176   199375 SH       Sole                   154150             45225
Switzerland ETF - iShares      COM              464286749      612    27046 SH       Sole                    19340              7706
Thailand ETF - iShares         COM              464286624    10697   177963 SH       Sole                   139261             38702
United Kingdom ETF - iShares   COM              464286699     9761   604053 SH       Sole                   404138            199915
All Country World Index ETF -  COM              464288257     4400   104335 SH       Sole                     8695             95640
Diversified Alternatives ETF - COM              464294107     3512    72048 SH       Sole                     9985             62063
Global Long Short ETF - Adviso COM              00768Y404      126     6140 SH       Sole                     1350              4790
                                                                76     3700 SH       Defined                                    3700
IQ Hedge Multi-Strategy Tracke COM              45409B107     1774    65494 SH       Sole                     4465             61029
The GDL Fund                   COM              361570104      415    35145 SH       Sole                    12806             22339
PowerShares DB Gold Short ETN  COM              25154h731      799    61990 SH       Sole                    15320             46670
Global Energy ETF - iShares    COM              464287341      644    16850 SH       Sole                                      16850
Gold Miners ETF - Mkt Vectors  COM              57060U100     1020    19830 SH       Sole                     7180             12650
Guggenheim Insider Sentiment E COM              18383M209     1698    55145 SH       Sole                    10395             44750